Valent Technologies LLC agreement (Detail Textuals 2)	3 Months Ended		12 Months Ended		33 Months Ended	36 Months Ended				12 Months Ended	3 Months Ended					1 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Dec. 31, 2011 Valent Technologies, LLC	Mar. 31, 2013 Loan agreement USD ($)	Mar. 31, 2012 Loan agreement USD ($)	Dec. 31, 2012 Loan agreement USD ($)	Dec. 31, 2011 Loan agreement USD ($)	Feb. 03, 2011 Loan agreement Valent Technologies, LLC USD ($)	Feb. 01, 2012 Loan agreement Valent Technologies, LLC Warrant
Agreement [Line Items]
Loan amount															$ 250,000
Unsecured loan interest bearing rate															3.00%
Loan payable, including accrued interest				256,831							266,307		264,352	256,831
Accrued interest											16,307		14,352	6,831
Interest expense	1,955	1,864	7,521	21,933	29,454	31,409					1,955	1,864
Number of warrants issued										500,000						500,000
Exercise price of warrants (in Canadian dollars per warrant)							0.50	0.50	0.50	0.50						0.50
Fair value of the contingent warrants	$ 89,432			$ 89,432